Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of Expected Future Minimum Lease Payments
	Service and manufacturing	R&D contracts	TOTAL
	$	$	$
Less than 1 year	900	2,273	3,173
1 - 3 years	600	1,514	2,114
4 - 5 years	—	125	125
More than 5 years	—	—	—
Total	1,500	3,912	5,412

Schedule of R&D and Revenue Related Milestone Payments

	Future potential R&D milestone payments	Future potential revenue milestone payments	TOTAL
	$	$	$
Less than 1 year	29	—	29
1 - 3 years	—	—	—
4 - 5 years	1,063	—	1,063
More than 5 years	8,025	33,695	41,720
Total	9,117	33,695	42,812